Shareholders' Equity (Share Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Shareholders' Equity [Abstract]
Outstanding, beginning balance	1,195,085	1,234,199	489,701
Granted	75,000	134,010	846,804
Forfeited and cancelled	(174,915)	(173,124)	(53,400)
Exercised	(359,651)		(48,906)
Outstanding, ending balance	735,519	1,195,085	1,234,199
Vested at year end	368,016	395,395	412,395
Vested and expected to vest at December 31, 2013	676,677
Exercisable at December 31, 2013	368,016
Weighted average exercise price, Outstanding, beginning balance	$ 3.15	$ 3.31	$ 3.21
Weighted average exercise price, Granted	$ 1.73	$ 1.60	$ 3.35
Weighted average exercise price, Forfeited and cancelled	$ 2.96	$ 3.11	$ 3.35
Weighted average exercise price, Exercised	$ 3.26		$ 2.98
Weighted average exercise price, Outstanding, ending balance	$ 2.99	$ 3.15	$ 3.31
Weighted exercise price, Vested at year end	$ 3.42	$ 3.29	$ 3.26
Weighted average exercise price	$ 2.99
Weighted average exercise price, Vested and expected to vest at December 31, 2013	$ 2.99
Weighted average exercise price, Exercisable at December 31, 2013	$ 3.42
Weighted average Remaining Contractual term (years), Outstanding	7 years 2 months 16 days
Weighted average Remaining Contractual term (years), Vested and expected to vest	7 years 2 months 16 days
Weighted average Remaining Contractual term (years), Exercisable	6 years 2 months 19 days
Aggregate intrinsic Value, Outstanding	$ 813
Aggregate intrinsic Value, Outstanding, Vested and expected to vest	748
Aggregate intrinsic Value, Exercisable	$ 275